Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

For purposes of consolidated statements of cash flows, Cash and cash equivalents in this note comprises the following items:

	12/31/2017	12/31/2016
Cash and deposits on demand	18,749	18,542
Interbank deposits	15,327	13,358
Securities purchased under agreements to resell	49,238	64,219

Total	83,314	96,119